Income tax expense/(benefit), Summary (Details) - AUD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense/(benefit) [Abstract]
Current tax expense	[1]	$ 32,422	$ 14,357	$ 9,428
Deferred tax benefit		(26,285)	(16,481)	(3,971)
Income tax (benefit)/expense		$ 6,137	$ (2,124)	$ 5,457

[1]	The current tax expense is attributable to Telix Innovations SA and Telix Pharmaceuticals US Inc and is driven by the individual entity’s taxable profits.